RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Commercial Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Interest income received from Feishang Enterprise	[1],[2]			¥ 3,396
[custom:ChnrsShareOfOfficeRentalRatesAndOthersToAnkaConsultantsLimitedankaB]	[3],[4]	32	217	205
Feishang Management's share of office rental to Feishang Enterprise	[1],[5]	13	84	84
[custom:ShenzhenNewPstsShareOfOfficeRentalToFeishangEnterprisea]	[1],[6]	$ 2	¥ 15	¥ 45

[1]	Feishang Enterprise, Feishang Group and Feishang Energy are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[2]	The Company’s subsidiary, Shanghai Onway, entered into a series of contracts to provide a loan amounting to CNY80,000 at an interest rate of 9% per annum to Feishang Enterprise from March 2, 2018 to June 30, 2021.
[3]	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.
[4]	The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July 1, 2018 to June 30, 2020, subsequently extended to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.
[5]	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2021, which was renewed in October 2022 and will expire on September 30, 2023.
[6]	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 square meters of office premises annually. The latest contract is from March 14, 2022 to March 13, 2023.